Tax Assets (TABLES)	6 Months Ended
Jun. 30, 2012
Tax Assets
Tax Assets

The Company’s deferred tax assets, valuation allowance, and change in valuation allowance are as follows (“NOL” denotes Net Operating Loss):

Period Ended	Estimated NOL Carry-Forward	NOL Expires	Estimated Tax Benefit from NOL	Valuation Allowance	Net Tax Benefit

12/31/06	$ 1,678	2026	$ 503	$ (503)	$ -

12/31/07	8,517	2027	2,555	(2,555)	-

12/31/08	39,475	2028	11,842	(11,842)	-

12/31/09	35,459	2029	10,638	(10,638)	-

12/31/10	21,202	2030	6,361	(6,361)	-

12/31/11	18,582	2031	5,575	(5,575)	-

6/30/12	133,098	2032	39,929	(39,929)	-

	$ 258,011		$ 77,403	$ (77,403)	$ -